                                                 [MAYOR BROWN ROWE LOGO OMITTED]

                                                    Mayer, Brown, Rowe & Maw LLP
                                                                   1675 Broadway
                                                   New York, New York 10019-5820

                                                         Main Tel (212) 506-2500
                                                         Main Fax (212) 262-1910
                                                          www.mayerbrownrowe.com

                                                                    TERRY SCHIFF
                                                       Direct Tel (212) 506-2539
                                                       Direct Fax (212) 849-5539
                                                      tschiff@mayerbrownrowe.com

December 8, 2005

VIA EDGAR AND UPS
-----------------

Ms. Hanna Teshome
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:  CRUSADE MANAGEMENT LIMITED
     AMENDMENT NO. 1 TO FORM S-3
     FILE NO. 333-128920
     ---------------------------

Dear Ms. Teshome:

     This letter is submitted on behalf of Crusade Management Limited (the
"Registrant") in response to comments of the Division of Corporation Finance of the Securities and Exchange Commission (the "Commission") on the Registrant's
registration statement on Form S-3 (the "Registration Statement") as set forth in the letter to Michael H.S. Bowan, dated November 10, 2005.

     We are at this time, on behalf of the Registrant, submitting Amendment No.
1 to the Registration Statement (the "Amendment") electronically via Edgar. As well, we are enclosing three (3) hard copies of the Amendment. For your convenience, we have also enclosed three (3) blacklined copies of the Amendment, marked to indicate the changes that have been made in response to the staff's comments and other changes.

     For reference purposes, the exact text of the Commission's numbered comments in the November 10, 2005 letter has been reproduced in italics with the
Registrant's response indicated below each comment. Page number references in the Registrant's responses refer to the relevant pages of the blacklined copy of the Amendment. Capitalized terms used, but not defined herein, have the meanings set forth in the Amendment.

General
-------

     1.   Please include, to the extent practicable, bracketed language showing both where you plan to include information in the prospectus supplement and what the substance of that information will be in terms of compliance with Regulation AB. We believe this will not only enable us to better review your shelf filing but that it will also make it less likely that any form required information will not be inadvertently omitted. See our related comments below for more guidance.

                       [MAYOR BROWN ROWE FOOTER OMITTED]

Mayer, Brown, Rowe & Maw LLP

December 8, 2005

          Representative disclosure has been intermittently added throughout the prospectus supplement as demonstrated in the redlined document (e.g., sample disclosure with respect to a mortgage insurer and a currency swap provider). See page S-84 and page S-121, respectively. In addition, a heading and corresponding chart has been added with respect to "Affiliations Among Transaction Parties". See page S-39.

     2.   Please confirm that the depositor or any issuing entity previously established, directly or indirectly, by the depositor or any affiliate of the depositor have been current with Exchange Act reporting during the last twelve months with respect to asset-backed securities involving the same asset class. Please refer to General Instruction
          I.A.4. of Form S-3. Also, please provide us with the CIK codes for any affiliate of the depositor that has offered a class of asset-backed securities involving the same asset class as this offering.

          Crusade Management Limited, as manager, has confirmed that all such
          Exchange Act filings for each such issuing entity, have been made within the required time period during the last twelve months. The CIK codes for such entities are as follows:

               o    Crusade Management Ltd Global Trust No. 1 of 1999
                    (0001287400)
               o    Crusade Global Trust No. 1 of 2001 (0001286555)
               o    Crusade Management Ltd Global Trust No. 2 of 2001
                    (0001286863)
               o    Crusade Management Ltd Global Trust No. 1 of 2002
                    (0001286864)
               o    Crusade Global Trust No. 1 of 2003 (0001286560)
               o    Crusade Management Ltd Global Trust No. 2 of 2003
                    (0001286851)
               o    Crusade Global Trust No. 1 of 2004 (0001286553)
               o    Crusade Management Global Trust No. 2 of 2004 (0001302867)
               o    Crusade Global Trust No. 1 of 2005 (0001320379)
               o    Crusade Global Trust No. 2 of 2005 (0001338600)

Disclaimers with Respect to Sales to Non-U.S. Investors, page S-2
-----------------------------------------------------------------

     3.   The first new paragraph on page S-3 is an inappropriate disclaimer even for sales to non-U.S. persons. Please remove it.

          We have revised the prospectus supplement by removing this paragraph other than a portion of this paragraph which we have been advised by
          Australian counsel is required under Australian law. Please see page
          S-3 of the prospectus supplement.

Disclaimers, page S-4
---------------------

     4.   Either delete the third bullet in its entirety or revise to clarify that St.George Bank and the underwriters have the statutory securities act liabilities associated with the issuer and underwriters, respectively.

Mayer, Brown, Rowe & Maw LLP

December 8, 2005

          We have been advised by Australian counsel that the Australian
          Prudential Regulatory Authority requires this specific language to be included in the prospectus. Accordingly, this language has been retained and also added to the base prospectus. In addition, this language has been moved to be included prior to the "Notice to
          Residents of the United Kingdom" in the prospectus supplement. Please see page S-4 of the prospectus supplement and page 2 of the prospectus.

Structural Diagram, page S-8
----------------------------

     5.   Please add the structural diagram before effectiveness.

          A structural diagram has bee added to the prospectus supplement.
          Please see page S-8.

Redraws, page S-12
------------------

     6.   It is unclear how "redraws" would function as a credit enhancement. It does not appear to relate to the timely payment of principal and interest on the notes. Please revise your document so as to clarify the function of redraws and the presentation of redraws in your filing and to clarify that they are not credit enhancement..

          Redraws are not intended to and do not act as credit enhancement in these transactions. We have revised the formatting of this section to make this clear by italicizing each sub-heading under "Credit
          Enhancements" which functions as credit enhancement (i.e.,
          Subordination and Allocation of Losses, Mortgage Insurance Policies
          and Excess Interest Collections). Thereafter, the next bold heading
          "Liquidity Enhancement" is followed by sub-headings that are italicized which describe the forms of liquidity enhancement (i.e.,
          Principal Draws and Liquidity Reserve). The immediately following two headings, "Redraws" and "Further Advances", are bold headings without italics and therefore stand alone. See pages S-10 through S-12 of the prospectus supplement.

Further Advances, page S-12
---------------------------

     7.   Similarly, please revise your document with respect to "further advances."

          Further Advances are not intended to and do not act as credit enhancement in these transactions. Please see our response to comment
          6 above.

Description of the Assets of the Trust, page S-35
-------------------------------------------------

     8.   Please revise to provide information about the criteria used to select assets for the pool. Refer to Item 1111(a)(4) of Regulation AB.

          The prospectus supplement has been revised accordingly. Please see page S-40.

Mayer, Brown, Rowe & Maw LLP

December 8, 2005

     9.   Please provide delinquency and loss information of the assets that are part of the pool. Refer to Item 1101(c) of Regulation AB.

          The prospectus supplement has been revised accordingly, based on the assumption that the reference to Item 1101(c) of Regulation AB in the comment above, was intended to be a reference to Item 1111(c) of
          Regulation AB. See pages S-50 through S-57.

     10.  In addition, please confirm that delinquent assets are limited to less than 20% of the asset pool.

          Crusade Management Limited has confirmed that delinquent assets will be limited to less than 20% of the housing loan pool as of the cut-off date.

Details of the Housing Loan Pool, page S-36
-------------------------------------------

Seasoning Analysis, page S-36
-----------------------------

     11.  Please explain what you mean by "Seasoning Analysis."

          Seasoning analysis is referring to the number of months that have elapsed since the time a housing loan was originated until the cut-off date of the housing loan pool in which such housing loan is included.

Base Prospectus
---------------

Credit Enhancement, Page 32
---------------------------

Types of Enhancements, page 32
------------------------------

     12.  Please delete the last bullet point. You should discuss all methods of credit enhancement in the base prospectus.

          The prospectus has been revised to remove the last bullet point and amended accordingly. See page 44 and page 47.

Other Liquidity Enhancements, page 38
-------------------------------------

     13.  Delete this section in its entirety. You should discuss all methods of credit enhancement in the base prospectus.

          The prospectus has been revised to remove this section in its entirety. See page 50.

Mayer, Brown, Rowe & Maw LLP

December 8, 2005

Other Hedging Arrangements, page 39
-----------------------------------

     14.  Delete this section in its entirety. Use of derivatives must be limited to currency and interest rate instruments as provided in Item
          1115 of Regulation AB.

          The prospectus has been revised to remove this section in its entirety. See page 51.

Available Information, page 86
------------------------------

     15.  Please use the SEC's new address: 100 F Street, NE, Washington, DC
          20549.

          The prospectus has been revised accordingly. See page 102.

     16.  Describe the reports or other documents provided to security holders required under the transaction agreements, including information included, schedule and manner of distribution or other availability, and the entity or entities that will prepare and provide the reports.
          Refer to Items 1118, 1121, 1122 and 1123 of Registration AB. Clarify
          that your underlying transaction documents will require the use of the
          Item 1122 servicing criteria.

          The prospectus and prospectus supplement have each been revised accordingly to insert specific references, including, for example, specifying transaction documents to be filed within 15 days following the related closing date of a transaction, the filing of quarterly noteholder reports and the information to be contained therein and a description of required servicer compliance statements and attestations thereto as provided in the relevant agreement and in compliance with the requirements of Regulation AB. See the following pages of the prospectus: Page 8, pages 41 - 43, page 54, pages 71 - 72 and pages 102 - 103. See also the following pages in the prospectus supplement: Page S-50, pages S-107 - S-108 and page S-131.

     Please feel free to contact me at the above-referenced number or Angela L.
Clark at (212) 506-2375, if you have any questions regarding the foregoing, or you require any additional information. We would appreciate a prompt response to the foregoing.

                                           Sincerely,

                                           /s/ Terry Schiff

                                           Terry Schiff

cc:      Max Webb
         Michael H.S. Bowan
         Roger Desmarchelier
         Angela L. Clark